Investment Securities (Available-for-sale Securities) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale-
Available for sale, amortized cost	$ 105,930	$ 104,258	$ 91,219
Available for sale, gross unrealized gains	550	608	1,039
Available for sale, gross unrealized losses	(915)	(1,072)	(836)
Available for sale, at fair value	105,565	103,794	91,422
US Treasury securities and obligations of US Government sponsored corporations (GSE) and agencies [Member]
Available for sale-
Available for sale, amortized cost	3,511	3,514	5,523
Available for sale, gross unrealized gains	2	0	0
Available for sale, gross unrealized losses	(8)	(35)	(42)
Available for sale, at fair value	3,505	3,479	5,481
Residential collateralized mortgage obligations- GSE [Member]
Available for sale-
Available for sale, amortized cost	24,547	22,647	8,255
Available for sale, gross unrealized gains	50	58	68
Available for sale, gross unrealized losses	(124)	(145)	(36)
Available for sale, at fair value	24,473	22,560	8,287
Residential mortgage backed securities - GSE [Member]
Available for sale-
Available for sale, amortized cost	28,176	31,207	32,279
Available for sale, gross unrealized gains	233	388	541
Available for sale, gross unrealized losses	(103)	(119)	(185)
Available for sale, at fair value	28,306	31,476	32,635
Obligations of state and political subdivisions [Member]
Available for sale-
Available for sale, amortized cost	21,446	21,604	21,125
Available for sale, gross unrealized gains	178	152	365
Available for sale, gross unrealized losses	(229)	(356)	(54)
Available for sale, at fair value	21,395	21,400	21,436
Trust preferred debt securities - single issuer [Member]
Available for sale-
Available for sale, amortized cost	2,479	2,478	2,474
Available for sale, gross unrealized gains	0	0	0
Available for sale, gross unrealized losses	(212)	(206)	(338)
Available for sale, at fair value	2,267	2,272	2,136
Corporate debt securities [Member]
Available for sale-
Available for sale, amortized cost	24,988	21,963	20,510
Available for sale, gross unrealized gains	87	10	65
Available for sale, gross unrealized losses	(236)	(205)	(153)
Available for sale, at fair value	24,839	21,768	20,422
Other debt obligations [Member]
Available for sale-
Available for sale, amortized cost	783	845	1,053
Available for sale, gross unrealized gains	0	0	0
Available for sale, gross unrealized losses	(3)	(6)	(28)
Available for sale, at fair value	$ 780	$ 839	$ 1,025